United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 12b-25

Notification of Late Filing

(Amendment No. 0)*

OMB Number 3235-0058	SEC File Number 0-32565	CUSIP Number 67060N204
(Check one):	Form 10-K	Form 20-F	Form 11-K	√	Form 10-Q	Form 10-D	Form N-SAR
Form N-CSR
	For Period Ended:	September 30, 2010
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I - Registrant Information

NutraCea
Full Name of Registrant
N/A
Former Name if Applicable
6720 N. Scottsdale Road, Suite 390
Address of Principal Executive Office (Street and Number)
Scottsdale, Arizona 85253
City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On October 20, 2009, NutraCea filed a Form 10-K for the year ended December 31, 2008 whereby NutraCea completed the process of restating its financial statements for the year ended December 31, 2007, including the associated second, third and fourth fiscal quarters in 2007 and all of the quarters in 2008. NutraCea is working diligently to complete its financial statements for the quarterly periods ended March 31, 2009, June 30, 2009, September 30, 2009, March 31, 2010, June 30, 2010 and September 30, 2010 and for the annual period ended December 31, 2009. However, NutraCea is unable to complete these financial statements and file its Form 10-Q for the period ended September 30, 2010 on or before the prescribed due date.

Part IV - Other Information

  Name and telephone number of person to contact in regard to this notification

W. John Short	(602)	522-3000
(Name)	(Area Code)	(Telephone Number)

  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

Yes	No	√
  If answer is no, identify report(s).
  NutraCea has not filed its Quarterly Report on Form 10-Q for the periods ending March 31, 2009, June 30, 2009, September 30, 2009, March 31, 2010 and June 30, 2010 and NutraCea has not filed its Annual Report on Form 10-K for the year ending December 31, 2009.

  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes	√	No
  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
  The Company has not completed its analysis of the expected changes in results of operations for the quarterly period ended September 30, 2010 as compared to the corresponding quarterly period of 2009 and is unable to provide a narrative and quantitative explanation of these changes at this time. A narrative explanation of the anticipated changes will be set forth in the Company's quarterly report on Form 10-Q for the quarterly period ended September 30, 2010.

NutraCea
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized

Date:	11-18-2010	By /s/	Jerry Dale Belt	Title:	Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

Attention

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).